Summary Of Significant Accounting Policies (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Apr. 02, 2011
Summary Of Significant Accounting Policies [Abstract]
Business Acquisition Equity Converion Price								$ 29.11
Business Acquisition Equity Converion Shares of Common Stock								3.4826
Cash consideration								$ 1,000,000
Total purchase price								18,800,000
Net tangible assets acquired	12,200,000				12,200,000
Definite lived intangible assets acquired	5,000,000				5,000,000
Estimated useful life, years	18 years
Core Deposit Premium	177,582			194,675	372,257	194,675	584,024
Goodwill recorded				116,723
Goodwill increase		$ 492,067	$ 25,000